EARNINGS PER SHARE	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 26 — EARNINGS PER SHARE

	Years ended December 31,
	2021	2020
Basic loss per share from continuing operations	$(0.28)	$(0.25)
The calculation of basic and diluted earnings per share has been based on the following loss attributable to ordinary shareholders and the weighted average number of ordinary shares
Net Loss	$(4,489,198)	$(3,192,314)
Non-controlling Interest	(173,959)	(75,159)
Loss attributable to ordinary shareholders	$(4,663,157)	$(3,117,155)
Weighted average number of ordinary shares:
Issued at the beginning of the year	16,155,812	9,742,998
Issued in current year	—	6,412,812
Issued at the end of the year	16,155,812	16,155,812
Weighted average	16,155,812	12,575,605
Diluted earnings (loss) per share:
There are no dilutive instruments and therefore diluted earnings per share is the same as basic earnings per share
Instruments that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share because they are antidilutive:
Share Options	7,138,140	7,138,140

NOTE 28 — EARNINGS PER SHARE (as restated)

	Years ended December 31,
	2020	2019
Basic loss per share from continuing operations, as restated	$(0.25)	$(0.14)
The calculation of basic and diluted earnings per share has been based on the following loss attributable to ordinary shareholders and the weighted average number of ordinary shares
Net Loss, as restated	$(3,192,314)	$(1,230,319)
Non-controlling Interest	75,159	—
Loss attributable to ordinary shareholders, as restated	$(3,117,155)	$(1,230,319)
Weighted average number of ordinary shares:
Issued at the beginning of the year	9,742,998	7,926,570
Issued in current year	6,412,812	1,816,428
Issued at the end of the year	16,155,812	9,742,998
Weighted average	12,575,605	8,492,924
Diluted earnings (loss) per share:
There are no dilutive instruments and therefore diluted earnings per share is the same as basic earnings per share
Instruments that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share because they are antidilutive:
Share Options	7,138,140	377,928